TRADE ACCOUNTS RECEIVABLE (Allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	$ (15,394)
Balance, end of fiscal year	(11,165)	$ (15,394)
Allowance for doubtful accounts
Changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of fiscal year	(15,394)	(13,704)
Reversal of impairment (Impairment) of trade accounts receivable	3,859	(2,150)
Write-off (Recoveries) of trade accounts receivable	370	460
Balance, end of fiscal year	$ (11,165)	$ (15,394)